Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total operating revenue	$ 470	$ 1,344	$ 1,496	$ 478
Cost of sales:
Cost of product sales	$ 187	$ 538	$ 846
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Gross profit	$ 283	$ 806	$ 650	$ 478
Operating expenses:
Research and development	3,755	6,462	8,061	9,939
Selling, general and administrative	7,625	12,715	16,521	17,214
Amortization expense	287	0	64
Total operating expenses	11,667	19,177	24,646	27,153
Operating loss	(11,384)	(18,371)	(23,996)	(26,675)
Other income (expense):
Other income	63	35	95	63
Change in fair value of derivative financial instruments	4	14,033	14,113	(3,577)
Foreign exchange gain (loss)	(278)	(147)	7	1,566
Total other income (expense)	(211)	13,921	14,215	(1,948)
Net loss	(11,595)	(4,450)	(9,781)	(28,623)
Other comprehensive loss:
Foreign currency translation adjustments	209	(168)	(311)	(638)
Comprehensive loss	$ (11,386)	$ (4,618)	$ (10,092)	$ (29,261)
Net loss per share
Basic	$ (0.30)	$ (0.17)	$ (0.37)	$ (1.26)
Diluted	$ (0.30)	$ (0.17)	$ (0.37)	$ (1.26)
Weighted average shares outstanding
Basic	39,187,370	25,869,039	26,352,642	22,786,192
Diluted	39,187,370	25,869,039	26,352,642	22,786,192
Product Sales
Revenue:
Total operating revenue	$ 441	$ 1,295	$ 1,454
Fee Revenue
Revenue:
Total operating revenue	9	49	37
License Revenue
Revenue:
Total operating revenue	$ 20	$ 0	$ 5	$ 478